Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Bank Loans and Notes Payables
Note 19. Bank Loans and Notes Payables

Expressed in millions of Mexican pesos. (1)	2020	2021	2022	2023	2024	2025 and following years	Carrying value as of December 31, 2019	Fair value as of December 31, 2019	Carrying value as of December 31, 2018
Short- term debt:
Fixed rate debt:
Argentine pesos
Bank loans	126	—	—	—	—	—	126	126	157
Interest rate	63.50%	—	—	—	—	—	63.50%	—	36.75%
Uruguayan pesos
Bank loans	63	—	—	—	—	—	63	63	771
Interest rate	11.59%	—	—	—	—	—	11.59%	—	9.96%
Colombian pesos
Bank loans	230	—	—	—	—	—	230	230	—
Interest rate	4.37%	—	—	—	—	—	4.37%	—	—

Subtotal	419	—	—	—	—	—	419	419	928

Variable rate debt:
Colombian pesos
Bank loans	431	—	—	—	—	—	431	431	454
Interest rate	4.66%	—	—	—	—	—	4.66%	—	5.58%
Argentine pesos
Bank loans	32	—	—	—	—	—	32	32	—
Interest rate	54.25%	—	—	—	—	—	54.25%	—	—

Subtotal	463	—	—	—	—	—	463	463	454

Short- term debt	882	—	—	—	—	—	882	882	1,382

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond	9,421	—	—	16,840	—	11,314	37,575	41,231	39,204
Interest rate	4.63%	—	—	3.88%	—	5.25%	4.48%	—	4.48%
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—
Brazilian reais
Notes payable (2)	—	—	—	—	—	—	—	—	4,653
Interest rate	—	—	—	—	—	—	—	—	0.38%
Bank loans	118	72	61	35	23	—	309	309	522
Interest rate	6.05%	6.05%	6.05%	6.05%	6.05%	—	6.05%	—	5.95%
Mexican pesos
Senior notes	—	2,499	—	7,496	—	8,489	18,484	17,879	18,481
Interest rate	—	8.27%	—	5.46%	—	7.87%	6.95%	—	6.95%
Uruguayan pesos
Bank loans	478	788	—	—	—	—	1,266	1,327	573
Interest rate	10.15%	9.93%	—	—	—	—	10.01%	—	10.15%
U.S. Dollar
Financial leases.	—	—	—	—	—	—	—	—	10
Interest rate	—	—	—	—	—	—	—	—	3.28%

Subtotal	10,017	3,359	61	24,371	23	19,803	57,634	60,746	63,443

Variable rate debt:
Mexican pesos
Senior notes	—	—	1,459	—	—	—	1,459	1,500	1,497
Interest rate	—	—	7.99%	—	—	—	7.99%	—	8.61%
Bank loans	—	—	—	—	—	9,358	9,358	9,401	10,100
Interest rate	—	—	—	—	—	8.20%	8.20%	—	8.56%
U. S. Dollar
Bank loans	—	—	—	—	—	—	—	—	4,025
Interest rate	—	—	—	—	—	—	—	—	3.34%
Colombian pesos
Bank loans	402	—	—	—	—	—	402	402	848
Interest rate	5.61%	—	—	—	—	—	5.61%	—	5.67%
Brazilian reais
Bank loans	184	52	6	—	—	—	242	242	505
Interest rate	7.82%	7.82%	7.82%	—	—	—	7.82%	—	9.53%
Notes payable	—	—	—	—	—	—	—	—	5
Interest rate	—	—	—	—	—	—	—	—	0.40%

Subtotal	586	52	1,465	—	—	9,358	11,461	11,545	16,980

Long term debt	10,603	3,411	1,526	24,371	23	29,161	69,095	72,291	80,423
Current portion of long term debt	10,603	—	—	—	—	—	10,603	—	10,222

Long- term debt	—	3,411	1,526	24,371	23	29,161	58,492	72,291	70,201

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)
Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

For the years ended December 31, 2019, 2018 and 2017, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2019		2018		2017
Interest on debts and borrowings	Ps.	4,459	Ps.	4,786	Ps.	4,337
Finance charges for employee benefits		200		202		182
Derivative instruments		1,946		2,370		4,161
Finance charges of leases		129		—		—
Finance operating charges		170		210		97

	Ps.	6,904	Ps.	7,568	Ps.	8,777

Coca-Cola FEMSA has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 2,500 (nominal amount) with a maturity date in 2021 and fixed interest rate of 8.27% and ii) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46% iii) Ps. 1,500 (nominal amount) with a maturity date in 2022 and floating interest rate of TIIE + 0.25% iv) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87% and b) registered with the SEC : i) Senior notes of US. $ 500 with interest at a fixed rate of 4.63% and maturity date on February 15, 2020, ii) Senior notes of US. $900 with interest at a fixed rate of 3.88% and maturity date on November 26, 2023 and iii) Senior notes of US. $ 600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by our subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”). In Note 29 we present supplemental guarantors consolidating financial information.
During 2018 Coca-Cola FEMSA had credit contracts in Mexican and Uruguayan peso with some banks for Ps. 10,100 and Ps. 1,344, respectively. On November 26, 2018, The Company paid the total balance of its bond in USD for USD 445 million and the total balance of Mexican debt for Ps. 10,100.
During 2019 Coca-Cola FEMSA celebrated bank loans in Mexico for an amount of Ps. 9,400 at an interest rate of 8.39% and 7.91%, such loans were used to settled bank loans denominated in USD and for general corporate purposes. Additionally, the Company obtained during 2019 bank loans in Uruguay, Colombia and Argentina for an amount of Ps. 1,670.
The Company has financing from different financial institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company was in compliance with all restrictions and covenants contained in its financing agreements.

19.1 Reconciliation of liabilities arising from financing activities.

			Cash flows				Non-cash flows
	Carrying Value at December 31, 2018		Repayments		Proceeds		New leases		Others		Foreign Exchange movement		Translation Effect		Carrying Value at December 31, 2019
Short-term bank loans	Ps.	1,382	Ps.	(852)	Ps.	503	Ps.	—	Ps.	—	Ps.	—	Ps.	(151)	Ps.	882
Short-term notes payable		—		—		—		—		—		—		—		—

Total short-term from financing activities	Ps.	1,382	Ps.	(852)	Ps.	503	Ps.	—	Ps.	—	Ps.	—	Ps.	(151)	Ps.	882

Long-term bank loans		16,572		(14,926)		10,233		—		—		—		(303)		11,576
Long-term notes payable		63,841		(4,674)		—		—		—		(1,589)		(59)		57,519
Long-term lease liabilities		10		(8)		—		—		—		(1)		(1)		—

Total long-term from financing activities	Ps.	80,423	Ps.	(19,608)	Ps.	10,233	Ps.	—	Ps.	—	Ps.	(1,590)	Ps.	(363)	Ps.	69,095

Lease liabilities (1)	Ps.	1,798	Ps.	(492)	Ps.	—	Ps.	215	Ps.	(21)	Ps.	(37)	Ps.	(80)	Ps.	1,383

Total from financing activities	Ps.	83,603	Ps.	(20,952)	Ps.	10,736	Ps.	215	Ps.	(21)	Ps.	(1,627)	Ps.	(594)	Ps.	71,360

(1)	Beginning balance as of adoption date; Januray 1st 2019

			Cash flows				Non-cash flows
	Carrying Value at December 31, 2017		Repayments		Proceeds		Liability offset		Foreign Exchange movement		Translation Effect		Carrying Value at December 31, 2018
Short-term bank loans	Ps.	2,057	Ps.	(5,188)	Ps.	4,138	Ps.	—	Ps.	—	Ps.	375	Ps.	1,382
Short-term notes payable		—		—		—		—		—		—		—

Total short-term from financing activities	Ps.	2,057	Ps.	(5,188)	Ps.	4,138	Ps.	—	Ps.	—	Ps.	375	Ps.	1,382

Long-term bank loans		6,563		(1,702)		11,278		—		—		433		16,572
Long-term notes payable		74,740		(9,067)		—		(2,036)		1,157		(953)		63,841
Long-term lease liabilities		—		—		10		—		—		—		10

Total long-term from financing activities	Ps.	81,303	Ps.	(10,769)	Ps.	11,288	Ps.	(2,036)	Ps.	1,157	Ps.	(520)	Ps.	80,423

Total from financing activities	Ps.	83,360	Ps.	(15,957)	Ps.	15,426	Ps.	(2,036)	Ps.	1,157	Ps.	(145)	Ps.	81,805